Significant Accounting Policies - Summary of Consolidated Companies (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Country of domicile [member] | Banco Itau B B A [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Banco Itau Consignado S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Banco Itaucard S.A [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Banco Itauleasing S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Cia. Itau de Capitalizacao [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Capitalization
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Dibens Leasing S.A. - Arrendamento Mercantil [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Leasing
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Consumer finance credit
Interest in voting capital	50.00%	50.00%
Interest in total capital	50.00%	50.00%
Country of domicile [member] | Hipercard Banco Multiplo S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	99.99%	99.99%
Interest in total capital	99.99%	99.99%
Country of domicile [member] | Itauseg Seguradora S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Insurance
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Corretora de Valores S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Broker
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Seguros S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Insurance
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Unibanco SA [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Vida e Previdencia S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Pension plan
Interest in voting capital	50.00%	50.00%
Interest in total capital	50.00%	50.00%
Country of domicile [member] | Luizacred S.A. Sociedade de Credito, Financiamento e Investimento [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Consumer finance credit
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Redecard S.A. [Member]
Disclosure of subsidiaries [line items]
Incorporation country	Brazil
Activity	Acquirer
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member]
Disclosure of subsidiaries [line items]
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Itau Corpbanca Colombia S.A. [Member]
Disclosure of subsidiaries [line items]
Functional currency	Colombian peso
Incorporation country	Colombia
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Banco Itau (Suisse) SA [Member]
Disclosure of subsidiaries [line items]
Functional currency	Swiss franc
Incorporation country	Switzerland
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Banco Itau Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Functional currency	Argentinian peso
Incorporation country	Argentina
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Banco Itau Paraguay S.A. [Member]
Disclosure of subsidiaries [line items]
Functional currency	Guarani
Incorporation country	Paraguay
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Banco Itau Uruguay S.A. [Member]
Disclosure of subsidiaries [line items]
Functional currency	Uruguayan peso
Incorporation country	Uruguay
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Itau Bank, Ltd. [Member]
Disclosure of subsidiaries [line items]
Functional currency	Real
Incorporation country	Cayman Islands
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Itau BBA Colombia S.A. Corporacion Financiera [Member]
Disclosure of subsidiaries [line items]
Functional currency	Colombian peso
Incorporation country	Colombia
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Itau BBA International plc [Member]
Disclosure of subsidiaries [line items]
Functional currency	Dollar
Incorporation country	United Kingdom
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Itau BBA USA Securities Inc. [Member]
Disclosure of subsidiaries [line items]
Functional currency	Real
Incorporation country	United States
Activity	Broker
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign [Member] | Itau CorpBanca [Member]
Disclosure of subsidiaries [line items]
Functional currency	Chilean peso
Incorporation country	Chile
Activity	Financial institution
Interest in voting capital	36.06%	35.71%
Interest in total capital	36.06%	35.71%